Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement.
In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC
Section 815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC
Section 815-40-25.
As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate
the treatment of the warrants and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. In addition, the Company allocated offering costs to the Warrants and, thus, expensed those costs as of September 9, 2020.
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.
Impact of the Restatement

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Derivative warrant liabilities	$—	$20,436,001	$20,436,001
Total Liabilities	8,185,952	20,436,001	28,621,953
Class A common stock subject to possible redemption	241,842,320	(20,436,001)	221,406,320
Class A common stock	112	204	316
Additional paid-in-capital	5,117,598	3,600,754	8,718,352
Accumulated deficit	(118,337)	(3,600,959)	(3,719,296)
Total stockholders’ equity	$5,000,006	$(1)	$5,000,005

	Period From August 12, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Change in fair value of derivative warrant liabilities	$—	$(3,013,001)	$(3,013,001)
Transaction costs allocated to derivative warrant liabilities	—	(587,958)	(587,958)
Net loss	(118,337)	(3,600,959)	(3,719,296)
Weighted-average shares outstanding of Class A common stock	25,300,000	—	25,300,000
Basic and Diluted income per share, Class A common stock	0.00	—	0.00
Weighted-average shares outstanding of Class B common stock	5,645,246	—	5,645,246
Basic and Diluted net loss per share, Class B non-redeemable common stock	$(0.02)	$(0.64)	$(0.66)

	Period From August 12, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(118,337)	$(3,600,959)	$(3,719,296)
Change in value of derivative warrant liabilities	—	3,013,001	3,013,001
Financing Costs — derivative warrant liabilities	—	587,958	587,958
Initial value of Class A common stock subject to possible redemption	241,959,340	(17,423,000)	224,536,340
Change in value of Class A common stock subject to possible redemption	$(117,020)	$(3,013,000)	$(3,130,020)